Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

8	Related parties

The table below summarizes the balances and transactions with related parties:

	2023	2022

Assets
Trade receivables (i)	693	917
Other assets (ii)	285	1,975
	978	2,892
Current	792	2,892
Non-current	186	-

Liabilities
Accounts payable to selling shareholders (iii)	-	30,653
	-	30,653
Current	-	30,653
Non-current	-	-

	2023	2022	2021

Other income (expenses)
UEPC (i)	465	477	752
EMIVE Patrulha 24 Horas Ltda. (iv)	(6)	-	-
	459	477	752

Leases
RVL Esteves Gestão Imobiliária S.A.	23,434	20,394	15,336
UNIVAÇO Patrimonial Ltda.	3,582	3,409	3,210
IESVAP Patrimonial Ltda.	5,170	4,920	4,560
	32,186	28,723	23,106

(i)	Refers to sales of educational content from Medcel to UEPC.
(ii)	Refers to expenses to be reimbursed by Bertelsmann SE& Co. KGaA.
(iii)	Refers to amounts payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. The last installment was paid in November 2023.
(iv)	Refers to amounts of expenses related to security services provided by a company of which one of Afya’s main shareholders has significant influence.

Lease agreements with RVL Esteves Gestão Imobiliária S.A.

Afya Brazil has entered into lease agreements with RVL Esteves Gestão Imobiliária S.A. (“RVL”), an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, as described below:

On June 21, 2016, RVL entered into lease agreements (as amended on April 26, 2018) with ITPAC Araguaína and ITPAC Porto, pursuant to which RVL agreed to lease campuses to those entities in the cities of Araguaína and Porto Nacional, both located in the State of Tocantins. The lease agreements are adjustable in accordance with the provisions of each lease agreement. The lease agreements are for an initial term of 20 years and are renewable for an additional 20 years subject to the provisions of each lease agreement.

On November 1, 2016, RVL entered into a lease agreement with Afya Brazil, pursuant to which RVL agreed to lease to Afya Brazil certain offices in the city of Nova Lima, State of Minas Gerais, where Afya Brazil’s executive offices are located. On February 9, 2019, the agreement was amended to extend lease terms and adjust the lease amounts, subject to certain discount conditions set forth in the lease agreement and adjustable in accordance with the provisions of the lease agreement. The lease agreement had an initial term of five years which ended on January 31, 2024 and was renewed until the end of June, 2024, subject to the provisions of the lease agreement.

On September 6, 2018, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC the new ITPAC campus by RVL in the city of Palmas, State of Tocantins. The lease agreement is for an amount equal to 7.5% of the monthly revenue of ITPAC during the prior semester and will be effective (and become due) once the new ITPAC campus becomes operational, subject to the provisions of the lease agreement. Since 2022, the campus is fully operational. The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years.

On October 30, 2019, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN the new IPTAN medical campus, in the city of Santa Inês, State of Maranhão. The lease agreement is for a monthly amount equal to (i) up to June 2020, R$12 and (ii) from July 2020 until March 2024, 6.5% of the monthly revenue of IPTAN during the prior semester, adjusted in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of five years starting in January 2021, when the campus becomes operational and may be renewable for an additional five years subject to the provisions of the lease agreement.

On August 2, 2021, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC the new ITPAC Garanhuns medical campus, in the city of Garanhuns, State of Pernambuco. The lease agreement is for a monthly amount equal to (i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement; and (iii) as from January 2029, the monthly amount should be adjusted by the inflation rate (IPCA). The lease agreement is for a term of 20 years.

The lease payments in connection with the lease agreements with RVL totaled R$23,434, R$20,394 and R$15,336 in the years ended December 31, 2023, 2022 and 2021, respectively.

Lease agreement with UNIVAÇO Patrimonial Ltda.

On July 14, 2016, UNIVAÇO Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Ms. Rosângela Esteves is the chief executive officer, entered into a lease agreement with UNIVAÇO, a subsidiary of Afya Brazil, pursuant to which UNIVAÇO Patrimonial Ltda. agreed to lease the UNIVAÇO campus to UNIVAÇO, located in the city of Ipatinga, State of Minas Gerais. The lease agreement is adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$3,582, R$3,409 and R$3,210 in the years ended December 31, 2023, 2022 and 2021, respectively.

Lease agreement with IESVAP Patrimonial Ltda.

On April 25, 2018, IESVAP Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, entered into a lease agreement with IESVAP, a subsidiary of Afya Brazil, pursuant to which IESVAP Patrimonial Ltda. agreed to lease the IESVAP campus to IESVAP located in the city of Parnaíba, State of Piauí. The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until maturation. The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$5,170, R$4,920 and R$4,560 in the years ended December 31, 2023, 2022 and 2021, respectively.

Key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2023	2022	2021

Short-term employee benefits	16,979	13,564	11,933
Share-based compensation plans	21,380	13,116	20,251
	38,359	26,680	32,184

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, labor and social charges, and other ordinary short-term employee benefits. The amounts disclosed in the table above are the amounts recognized as an expense in selling, general and administrative expenses during the reporting period related to key management personnel.

The executive officers participate in share-based compensation plans described in Note 16 (b).